Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Consolidated statements of comprehensive income
Sales of services	$ 650,752	$ 520,548	$ 398,331
Operating expenses
Cost of services (exclusive of depreciation and amortization)	379,331	293,960	229,537
Selling, general and administrative expenses	171,707	128,952	95,946
Depreciation and amortization	23,814	16,834	12,944
Income (loss) from revaluation of contingent liabilities	(2,511)	1,166	922
Operating income	78,411	79,636	58,982
Other income and expenses
Interest income (expense), net	121	(543)	(1,508)
Other gain, net (Note 10)	3,947	1,430	557
Gain (loss) from foreign currency exchange contracts (Note 9)	261	1,321	(1,134)
Net foreign exchange loss	(381)	(8,867)	(961)
Income before income taxes	82,359	72,977	55,936
Income tax expense (Note 14)	(12,108)	(9,828)	(4,706)
Net income	70,251	63,149	51,230
Net income attributable to the Group	70,251	63,149	51,230
Other comprehensive (loss) income, net of tax (Note 18)	(2,281)	(425)	1,118
Comprehensive income	67,970	62,724	52,348
Comprehensive income attributable to the Group	$ 67,970	$ 62,724	$ 52,348
Basic EPS per Class A and Class B ordinary share (Note 19)
Net income attributable to the Group per ordinary share (in dollars per share)	$ 2.13	$ 1.93	$ 1.59
Weighted average ordinary shares outstanding (in shares)	32,949,807	32,790,711	32,129,355
Diluted EPS per Class A and Class B ordinary share (Note 19)
Diluted net income attributable to the Group per ordinary share (in dollars per share)	$ 2.06	$ 1.91	$ 1.59
Diluted weighted average ordinary shares outstanding	34,088,214	33,111,753	32,242,488